Deposits	12 Months Ended
Dec. 31, 2010
Deposits
Deposits
14.	Deposits

Deposits as of December 31, 2009 and 2010 were as follows:

	2009	2010	Weighted average rate paid for 2010
	(In millions of Korean won)
Interest-bearing deposits:
Time deposits	90,416,765	116,152,598	3.62%
Savings deposits	48,007,195	54,099,973	0.42%
Certificate of deposits	23,081,256	2,346,928	4.03%
Mutual installment deposits	3,690,582	3,427,103	3.05%
Interest-bearing demand deposits	883,123	819,595	1.27%

Total interest-bearing deposits	166,078,921	176,846,197	2.73%
Non-interest-bearing deposits:
Demand deposits	3,104,147	3,081,938

Total deposits	169,183,068	179,928,135	2.68%

In accordance with the Bank of Korea Act, banks are required to maintain reserves of 0% to 7% of customer deposits with the Bank of Korea, which is recorded as restricted cash in the consolidated balance sheet (See Note 4).

The scheduled contractual maturities of time deposits, certificates of deposit and mutual installment deposits as of December 31, 2010 were as follows:

(In millions of Korean won)
2011	114,580,577
2012	2,859,450
2013	2,924,004
2014	414,731
2015	533,389
Thereafter	614,478

Total	121,926,629

The Korea Deposit Insurance Corporation ("KDIC") provides deposit insurance up to a total of (Won)50 million per depositor in each bank pursuant to the Depositor Protection Act for deposits maturing after January 1, 2001, regardless of the placement date of the deposit. For the insurance covered by KDIC, the Company recorded a premium of 0.18% of the average deposits which amounted to (Won)207,264 million, (Won)219,915 million and (Won)237,852 million in 2008, 2009 and 2010, respectively.